Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share capital
Summary of Stock option award
		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2022	6,080,000	$1.76	2.92
Expired / Cancelled	(580,000)	1.33	-
Granted	100,000	0.30	-
Outstanding, June 30, 2023	5,600,000	$1.78	2.19
Options exercisable	5,595,833	$1.78	2.19

Summary of stock option-based compensation
	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2023	2022	2023	2022
Stock and stock option compensation granted in:
2015	-	24,482	-	86,749
2020	32,369	32,369	64,738	64,738
2022		324,777		324,777
2023	-	-	37,096	-

Total stock-based compensation expense recognized	$32,369	$381,628	$101,834	$476,264

Summary of stock option-based compensation expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022

Stock-based compensation pertaining to general and administrative	$-	$337,018	$37,096	$368,151
Stock-based compensation pertaining to research and development	32,369	44,610	64,738	108,113
Total	$32,369	$381,628	$101,834	$476,264